Property and Equipment	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Property and Equipment
Note 5 - Property and Equipment
The Company’s fixed assets consist of the following (in millions):

	June 30,	December 31,
	2020	2019
	(Unaudited)
Computer equipment	$6.1	$4.1
Furniture and fixtures	5.2	4.8
Leasehold improvements	6.8	5.0
Internal use developed software	22.0	19.7
Construction in progress	2.0	0.9
	42.1	34.5
Less: accumulated depreciation	(15.0)	(11.2)
Property and equipment, net	$27.1	$23.3
Depreciation expense was $2.1 million and $1.3 million for the three months ended June 30, 2020 and 2019, respectively. Depreciation expense was $4.0 million and $2.4 million for the six months ended June 30, 2020 and 2019, respectively.
DiscoverOrg Holdings
Property, Plant and Equipment [Line Items]
Property and Equipment
Note 5 - Property and Equipment
The Company’s fixed assets consist of the following (in millions):

	December 31,	December 31,
	2019	2018
Computer equipment	$4.1	$1.9
Furniture and fixtures	4.8	1.2
Leasehold improvements	5.0	2.0
Internal use developed software	19.7	10.3
Construction in progress	0.9	—
	34.5	15.4
Less: accumulated depreciation	(11.2)	(5.8)
Property and equipment, net	$23.3	$9.6
Depreciation expense was $6.1 million and $2.6 million for the years ended December 31, 2019 and 2018, respectively.